The Company, Basis Of Presentation And Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
The Company, Basis Of Presentation And Going Concern
The Company, Basis Of Presentation And Going Concern

Note 1. Basis of Presentation and Going Concern

The financial information included herein for the three and six-month periods ended June 30, 2011 and 2010 is unaudited; however, such information reflects all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the financial position, results of operations and cash flows for the interim periods. The financial information as of December 31, 2010 is derived from Bioject Medical Technologies Inc.'s 2010 Annual Report on Form 10-K for the year ended December 31, 2010. The interim consolidated financial statements should be read in conjunction with the consolidated financial statements and the notes thereto included in Bioject's 2010 Annual Report on Form 10-K. The results of operations for the interim periods presented are not necessarily indicative of the results to be expected for the full year.

Due to our limited availability of additional committed capital, history of recurring losses, negative cash flows, accumulated deficit and lack of sufficient long-term sales commitments, there is substantial doubt about our ability to continue as a going concern. We have historically suffered recurring operating losses and negative cash flows from operations. As of June 30, 2011, we had an accumulated deficit of $123.7 million with total shareholders' equity of $0.6 million. Our consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, assuming that we will continue as a going concern.

At June 30, 2011, we had cash of $0.9 million and working capital of $0.1 million. We continue to monitor our cash and have previously taken measures to reduce our expenditure rate and delay capital and maintenance expenditures. In addition, as discussed in Note 7 below, in the second quarter of 2011, we entered into a debt financing agreement with proceeds of $225,000.

However, if we do not enter into one or more licensing, development or supply agreements with sufficient up-front payments or increase sales to current customers or markets, we may need to do one or more of the following to provide additional resources during 2012:

•	secure additional debt financing;

•	secure additional equity financing;

•	secure a strategic partner; or

•	reduce our operating expenditures.

While management continues to pursue a number of strategic options and alternatives to keep Bioject operating, there are no assurances that we will be successful. Additional financing may not be available to us on acceptable terms or at all. If we are unable to obtain additional resources, our business could be adversely affected and we could be forced to cease operations.

In April 2011, we eliminated the 10% pay reductions that were implemented in February 2009 for all non-executive employees. Executive officers continue to maintain a voluntary 20% pay reduction.

1.	THE COMPANY:

General

The consolidated financial statements of Bioject Medical Technologies Inc. include the accounts of Bioject Medical Technologies Inc., an Oregon corporation, and its wholly owned subsidiaries. All significant intercompany transactions have been eliminated.

We commenced operations in 1985 for the purpose of developing, manufacturing and distributing needle-free injection therapy systems ("NFITS"). Since our formation, we have been engaged principally in organizational, financing, research and development and marketing activities. Our revenues to date have been derived primarily from licensing and technology fees for the jet injection technology and from product sales of the B-2000, Vial Adapter and spring-powered Vitajet® devices and syringes.

Going Concern and Cash Requirements

Our financial statements have been prepared on a going concern basis. We have historically suffered recurring operating losses and negative cash flows from operations. As of December 31, 2010, we had an accumulated deficit of $123.8 million with total shareholders' equity of $0.4 million. Our consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, assuming that we will continue as a going concern.

At December 31, 2010, we had a cash balance of $0.2 million and we had a working capital deficit of $0.1 million.

In March 2010, we repaid the remaining $150,000 of debt we had outstanding and, as of December 31, 2010, we did not have any short or long-term debt outstanding.

In November 2010, we were awarded and received a $244,000 grant pursuant to Section 48D of the Internal Revenue Code for Qualifying Therapeutic Discovery Projects. The award was in support of our development efforts regarding our dose sparing needle-free injection delivery systems. This grant, net of related expenses, was recorded as other income in our consolidated statements of operations.

We continue to monitor our cash and have previously taken measures to reduce our expenditure rate, including extended temporary salary reductions and rent deferrals. The rent deferrals become due beginning April 2011. In addition, we delayed capital and maintenance expenditures. However, if we do not enter into one or more licensing, development and supply agreements with sufficient up-front payments or increase sales to current customers or markets during 2011, we may need to do one or more of the following to raise additional resources, or reduce our cash requirements in order to continue operations:

•	secure additional debt financing;

•	secure additional equity financing;

•	secure a strategic partner; or

•	reduce our operating expenditures.

While management is committed to working on a number of strategic options and alternatives intended to keep us as a going concern, there is no assurance that we will be successful to continue operations over the next twelve months.